Long-term prepayments (Summary of long-term prepayments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expense, Noncurrent [Abstract]
Prepayment for purchase of property and equipment	$ 99,774	$ 16,883
Investment in Guazi Convertible Note	47,310
Prepayment for acquisition and investments	5,420	$ 611
Rental deposits	3,510	1,436
Long-term prepaid rental	59	$ 2,097
Others	3,251
Total	$ 159,324	$ 21,027